Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per ordinary share
Schedule of earnings per ordinary share

	2017	2016	2015
	£m	£m	£m
Earnings
Profit/(loss) attributable to ordinary shareholders	752	(6,955)	(1,979)
Loss from discontinued operations attributable to ordinary shareholders	—	—	(1,207)
Profit/(loss) from continuing operations attributable to ordinary shareholders	752	(6,955)	(3,186)

Weighted average number of shares (millions) (1)
Weighted average number of ordinary shares outstanding during the year	11,867	11,692	11,516
Effect of dilutive share options and convertible securities	69	51	60
Diluted weighted average number of ordinary shares outstanding during the year	11,936	11,743	11,576

Note:

(1)	All periods include the effect of 51 billion B shares that were converted to 5.1 billion ordinary shares in October 2015 (see Note 25).